[LOGO OF FIFTH THIRD FUNDS]


                                   [PICTURE]



Fifth Third Funds

Money Market Mutual Fund                         U.S. TREASURY MONEY MARKET FUND


Institutional Shares


For Customers of 1st Source Bank Only

----------------
    Prospectus

    November 30, 1999

    The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Fifth Third Funds                        Table of Contents

         Objectives, Strategies and Risks
---------------------------------------------------
         3   Overview
         4   Fifth Third U.S. Treasury Money Market
             Fund
         Shareholder Fees and Fund Expenses
---------------------------------------------------
         6   Fee Table
         6   Expense Example
         Additional Information About the Fund's
         Investments
---------------------------------------------------
         7
         Fund Management
---------------------------------------------------
         9   Investment Advisor
         9   Fund Administration
         Shareholder Information
---------------------------------------------------
         10  Purchasing and Selling Fund Shares
         10  Purchasing and Adding to Your Shares
         11  Selling Your Shares
         11  Exchanging Your Shares
         12  Dividends and Capital Gains
         12  Taxation
         Financial Highlights
---------------------------------------------------
         13
         Back Cover
---------------------------------------------------
             Where to learn more about Fifth Third
             Funds

            Objectives, Strategies and Risks

Overview

This section provides important information about Fifth Third U.S. Treasury Money Market Fund (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

The Fund is managed by Fifth Third Bank.

            Fifth Third U.S. Treasury Money Market Fund

                                            [LOGO]

Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies.
Fifth Third Bank
or any other
bank and is not
insured or
guaranteed by
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third U.S. Treasury Money Market Fund

                                    [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares

1990    7.84
1991    5.67
1992    3.39
1993    2.74
1994    3.79
1995    5.57
1996    5.05
1997    5.25
1998    5.12

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 1990        1.93%
Worst quarter:               Q4 1993        0.67%

Year to Date Return (1/1/99 to 9/30/99): 3.40%

Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   ----------------------------------------------------------------------
Institutional Shares  12/1/89          5.12%      4.95%          N/A           4.96%

--------------------------------------------------------------------------------

  For current yield information, call 1-888-799-5353.

            Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 1999.

Shareholder Fees

                                       Fifth Third
                                      U.S. Treasury
                                      Money Market
                                          Fund
Maximum Sales Charge (Load) Imposed
 on Purchases                              None
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends                   None
----------------------------------------------------------
Maximum Deferred Sales Load                None
----------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net
assets)
Management fees                           0.40%
----------------------------------------------------------
Distribution (12b-1) fees                  None
----------------------------------------------------------
Other expenses                            0.22%
----------------------------------------------------------
Total Annual Fund Operating Expenses      0.62%
----------------------------------------------------------
----------------------------------------------------------
Because some of the Fund's expenses have been reduced through expense waivers and reimbursements, actual total operating expenses for the prior year would have been as shown below.
Net Total Annual Fund Operating
Expenses                                  0.38%
----------------------------------------------------------
----------------------------------------------------------

Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

             Fifth Third U.S.
             Treasury               1     3     5    10
             Money Market Fund     Year Years Years Years
             --------------------------------------------
             Institutional Shares  $63  $199  $346  $774
             --------------------------------------------

            Additional Information About the Fund's Investments

The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of their risks as well as other risks of investing in the Fund. A list of the Fund's investments is included in the Fund's most recent annual or semi-annual report to shareholders. Please note, though, that the Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Foreign             Foreign bonds and instruments of foreign banks generally
Investments         have more risk than their domestic counterparts, in part
                    because of higher political and economic risks and the general lack of reliable information. All foreign securities purchased by the Fund are denominated in U.S.
                    dollars.

Securities          When securities are rated by one or more independent
Ratings             rating agencies, the Fund uses these ratings to determine
                    credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase          The Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which the Fund
                    buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place.
                    The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
                    trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation may have a subjective element.

Derivatives         Derivatives are financial instruments whose value derives
                    from one or more securities. Certain instruments that are "first" or "second tier" securities also may be derivatives, such as short-term, high-quality asset-backed securities. The Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

            Additional Information About the Fund's Investments

When-Issued         The Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
                    they are actually issued, which may be any time from a few days to over a year.

Year 2000           Fifth Third Bank and BISYS Fund Services Limited
                    Partnership ("BISYS"), the Fund's administrator, do not currently anticipate that computer problems related to the year 2000 will have a material effect on the Fund. There can be no assurances in this area, however, and although
                    Fifth Third Funds and BISYS have undertaken significant projects to minimize the risk of year 2000 computer problems, some factors, including the year 2000 compliance of the Trust's and BISYS's suppliers, are not within their direct control and could negatively affect communications systems, investment markets or the economy in general.

            Fund Management

Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund.

As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets of Fifth Third Funds.

The management fee paid by the Fund for the fiscal year ended July 31, 1999 was as follows:

                                             As a percentage of
                                             average net assets
---------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund         0.26%
---------------------------------------------------------------

Fund Administration

BISYS serves as the administrator of the Fund. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

       Maximum            Average Aggregate Daily
     Administrative Fee   Net Assets of the Trust
     ------------------   -----------------------
           0.20%          of the first $1 billion
           0.18%           of the next $1 billion
           0.17%          in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Fund.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of the Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market Fund calculates its NAV at 1 p.m. Cincinnati time. The Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund or its transfer agent. All orders must be received by the Fund or its transfer agent by 1 p.m. (Cincinnati time) in order to receive that day's NAV.

Institutional Shares may be purchased through broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend declared for that day.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-800-552-2378.

                    The Fund may reject a purchase order for any reason.

Minimum
Investments
                    The minimum initial investment in Institutional Shares of the Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

            Shareholder Information

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request to the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional    To exchange your shares, call the broker-dealer,
shares of any        investment adviser, financial planner or other
other Fund of the    institution through which you purchased your shares for
Trust. No            exchange procedures or call 1-800-552-2378.
transaction fees
are charged for      Notes on Exchanges
exchanges. Be
sure to read the     To prevent disruption in the management of the Fund,
Prospectus           market timing strategies and frequent exchange activity
carefully of any     may be limited by the Fund. Although not anticipated, the
Fund into which      Fund may reject exchanges, or change or terminate rights
you wish to          to exchange shares at any time.
exchange shares.
                     Shares of the new Fund must be held under the same
You must meet the    account names with the same registration and tax
minimum              identification numbers, as the shares of the old Fund.
investment
requirements for     The Exchange Privilege (including automatic exchanges)
the Fund into        may be changed or eliminated at any time.
which you are
exchanging.          The exchange privilege is available only in states where
Exchanges from       shares of the Fund may be sold.
one Fund to
another are          All exchanges are based on the relative net asset value
taxable for          next determined after the exchange order is received by
investors subject    the Fund.
to federal or
state income
taxation.

            Shareholder Information

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                           Year Ended July 31,
                               ------------------------------------------------
                                 1999      1998      1997      1996      1995
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
================================================================================
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
================================================================================
Total return                       4.68%     5.31%     5.11%     5.24%     5.18%
================================================================================
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                          0.38%     0.38%     0.42%     0.43%     0.44%
 Net investment income             4.57%     5.19%     5.00%     5.10%     5.07%
 Expense waiver/reimbursement
  (a)                              0.24%     0.24%     0.17%     0.12%     0.11%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $856,286  $876,089  $539,087  $489,228  $321,640
================================================================================

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission,
   Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
 . At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]

Investment Company Act file no. 811-5669